Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of share options
Outstanding at the beginning of the year	3,412,281
Granted	0
Exercised	(332,461)
Forfeited	(103,771)
Outstanding at the end of the year	2,976,049	3,412,281
Exercisable at the end of the year	2,388,754
Weighted-average exercise price
Outstanding at the beginning of the year	$ 52.52
Granted	0
Exercised	9.97
Forfeited	68.66
Outstanding at the end of the year	56.78	$ 52.52
Exercisable at the end of the year	$ 56.91
Weighted-average remaining contractual term (in years)
Outstanding	3 years 8 months 23 days	4 years 7 months 28 days
Exercisable at the end of the year	3 years 5 months 4 days